Commitments and Contingencies - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Loss Contingencies [Line Items]
Future minimum contractual charter revenue			$ 12,132,374
Handysize Drybulk Vessel Neptulus [Member]
Loss Contingencies [Line Items]
Payments to acquire property, plant, and equipment			$ 166,300,000
Subsequent Event [Member]
Loss Contingencies [Line Items]
Future minimum contractual charter revenue	$ 7,294,950	$ 9,642,750